Financial instruments and risk management (Details 8) R$ in Thousands		12 Months Ended
		Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Financial Instruments And Risk Management
Total loans and derivatives (Note 21 and 39)		R$ 4,461,574	R$ 3,398,333	R$ 1,879,109
Leases - Liabilities (Note 17)		12,831,865	9,063,539	8,378,835
Leases - Assets (Note 17)		(238,646)	(243,121)	(162,198)
Less: Cash and cash equivalents (Note 4)		(2,548,713)	(5,228,615)	(2,575,290)
FIC (Note 5)		(2,203,564)	(4,568,020)	(2,070,438)
Net debt		12,302,516	2,422,116	5,450,018
Other derivatives (Note 39)		624,671	457,892	161,429
Financing of 5G License		895,094	843,020
Adjusted net debt		13,822,281	3,723,028	1,828,254
EBITDA	[1]	R$ 9,987,091	R$ 9,447,727	R$ 8,330,038
Leverage ratio		1.38	0.39	0.65
Profit for the year		R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
Finance income (cost), net		1,439,008	652,806	5,527,012
Income tax and social contribution		50,153	146,051	810,622
Depreciation and amortization		6,827,175	5,691,696	164,150
EBITDA	[1]	R$ 9,987,091	R$ 9,447,727	R$ 8,330,038

[1]	Lajida: income before interest, taxes, depreciation and amortization.